Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements	12 Months Ended
Jun. 30, 2023
Moolec Science Limited [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Investment in subsidiaries	[1]
Country of incorporation and principal place of business	United Kingdom	[1]
% Equity interest as of June 30, 2023	100.00%	[1]
LightJump Acquisition Corporation [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Investment in subsidiaries
Country of incorporation and principal place of business	USA
% Equity interest as of June 30, 2023	100.00%
ValoraSoy S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Investment in subsidiaries	[2]
Country of incorporation and principal place of business	Argentina	[2]
% Equity interest as of June 30, 2023	100.00%	[2]
AG Biomolecules LLC (DE) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Investment in subsidiaries
Country of incorporation and principal place of business	USA
% Equity interest as of June 30, 2023	100.00%
Microo Foods Ingredients S.L. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Investment in joint arrangements	[3]
Country of incorporation and principal place of business	Spain	[3]
% Equity interest as of June 30, 2023	50.00%	[3]

[1]	Moolec Science Limited has a branch office in Argentina, Moolec Science Limited S.E.
[2]	Incorporated through the acquisition on April 24, 2023.
[3]	During December 2022, the Company agreed to participate in a joint arrangement with the 50% of participation of the newly created company named Microo Food Ingredients Sociedad Limitada.